Insurance claims (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Schedule of Insurance Claims [Line Items]
Total life insurance and investment contracts	£ 15,043	£ (9,631)	£ (11,489)
Insurance claims
Schedule of Insurance Claims [Line Items]
Claims and surrenders	(4,423)	(4,598)	(4,465)
Reinsurers' share	63	104	181
Receipts from(payments for) premiums and claims, annuities and other policy benefits	15,199	(9,512)	(11,321)
Change in unallocated surplus	17	55	(20)
Total life insurance and investment contracts	15,043	(9,631)	(11,489)
Change in insurance and participating investment contracts | Insurance claims
Schedule of Insurance Claims [Line Items]
Change in insurance and participating investment contracts	14,782	(3,079)	(4,395)
Adjustments for increase (decrease) in insurance, reinsurance and investment contract liabilities	10,359	(7,677)	(8,860)
Change in non-participating investment contracts | Insurance claims
Schedule of Insurance Claims [Line Items]
Adjustments for increase (decrease) in insurance, reinsurance and investment contract liabilities	15,136	(9,616)	(11,502)
Change in non-participating investment contracts	4,777	(1,939)	(2,642)
Total life insurance and investment contracts | Insurance claims
Schedule of Insurance Claims [Line Items]
Total life insurance and investment contracts	15,216	(9,457)	(11,341)
Total non-life insurance claims, net of reinsurance | Insurance claims
Schedule of Insurance Claims [Line Items]
Insurance claims	£ (173)	£ (174)	£ (148)